FIXED ASSETS - NET (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Depreciation expenses		$ 85.1	$ 76.9	$ 29.1
Short-term bank borrowings	$ 377.4	377.4	255.6
Long-term bank borrowings	420.0	420.0	429.2
Tangible Asset Impairment Charges	15.1
Fixed assets held under capital leases [Member]
Property, Plant and Equipment [Line Items]
Depreciation expenses			6.1	$ 5.2
Guaranteed by the company and other subsidiaries of the Group [Member]
Property, Plant and Equipment [Line Items]
Short-term bank borrowings	89.5	89.5
Government loan	123.7	123.7	166.2
Guaranteed by the company and other subsidiaries of the Group [Member] | Buildings [Member]
Property, Plant and Equipment [Line Items]
Net Book value	74.6	74.6
Guaranteed by the company and other subsidiaries of the Group [Member] | Plant and machinery [Member]
Property, Plant and Equipment [Line Items]
Net Book value	169.6	169.6
Guaranteed by the company and other subsidiaries of the Group [Member] | Property Plant And Equipment [Member]
Property, Plant and Equipment [Line Items]
Net Book value	230.0	230.0	$ 207.5
Guaranteed by letters of credit for lenders issued by Bank of Shanghai Nanjing Branch
Property, Plant and Equipment [Line Items]
Long-term bank borrowings	$ 43.2	$ 43.2